WARRANTS	12 Months Ended
Dec. 31, 2025
Warrants
WARRANTS

NOTE 15 — WARRANTS

During 2024, the Company granted two directors warrants to purchase an aggregate of 5,200 ordinary shares in exchange for services. The warrants had an aggregate grant-date fair value of $105,876 and vest over three years in equal tranches. No warrants were granted during 2025.

The Company determined the grant date fair value of the warrants granted using the Black Scholes Method using the following assumptions:

	For the Years Ended
	December 31,
	2025	2024
Expected Volatility	n/a	35.0%
Expected Term	n/a	3 years
Risk-Free Rate	n/a	2.53% - 3.71%
Dividend Rate	n/a	0.00%

The following table summarizes the Company’s warrant activity for the years ended December 31, 2025 and 2024:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining Life	Intrinsic
	Warrants	Price[1]	In Years	Value
Outstanding, December 31, 2023	5,200	$94.50
Granted	5,200	$94.50
Exercised	—	—
Forfeited/Expired	(2,600)	$94.50
Outstanding, December 31, 2024	7,800	$94.50
Granted	—	—
Exercised	—	—
Forfeited/Expired	(5,200)	$94.50
Outstanding, December 31, 2025	2,600	$94.50	1.1	$—

Exercisable, December 31, 2025	1,517	$94.50	1.1	$—

[1]The exercise prices of the Company’s warrants are denominated in Australian dollars. Accordingly, all weighted-average exercise prices presented in the table below are stated in Australian dollars.